Share-based compensation	12 Months Ended
Dec. 31, 2015
Share-based compensation
Share-based compensation

18.Share-based compensation

2007 Share Incentive Plan

In November 2007, the Company’s shareholders approved the 2007 Share Incentive Plan (the “2007 Share Incentive Plan”), which is administered by the Board of Directors or any of its committees. Under the Plan, the Board of Directors may grant options to its employees, directors and consultants to purchase an aggregate of no more than 9,600,140 ordinary shares of the Company. On December 29, 2011, the Board of Directors approved the increase of the number of shares available for issuance under the Plan from 20,724,362 to 26,060,000 shares. On August 10, 2012, the Board of Directors approved that starting from January 1, 2013, the number of shares available for issuance under the Plan would increase annually by 1.5% of the total outstanding ordinary and redeemable ordinary shares as of January 1 of that respective calendar year. On September 22, 2013, the Board of Directors approved an increase in the number of shares available for issuance under the 2007 Share Incentive Plan by 6,066,896 shares. The options granted have a contractual term of ten years and generally vest over a four-year period, with 25% of the awards vesting one year after the date of grant and 1/16 of the remaining grants vesting on a quarterly basis thereafter.

The fair value of each award was estimated on the grant date using the Black-Scholes-Merton option-pricing model by the Company.

Under the 2007 Share Incentive Plan, the Company granted 10,988,106, 9,993,411 and 10,443,825 share options to employees during the years ended December 31, 2013, 2014 and 2015, respectively. Among the grants, 1,671,867, 7,929,555 and 2,641,314 shares options granted during the years ended December 31, 2013, 2014 and 2015, respectively, had performance condition on their exercisability.

Included in the grants above:

1)On January 25, 2013, the Board of Directors waived the performance conditions in relation to the performance based options granted on March 6, 2012 and approved that 450,000 options, representing 90% of the options previously granted would commence vesting based on the original vesting schedule. In accordance with ASC 718, the Company accounted for the waiver of the performance conditions as a modification. As the original vesting conditions were not satisfied, the grant-date fair value of the original award was ignored and the fair value of the award measured at the modification date is recognized starting from the modification date. The share-based compensation expense recognized for the modified award for the year ended December 31, 2013 was RMB1,697 (US$262).

2)On September 22, 2013, the Board of Directors approved to issue two option grants to Chenchao Zhuang, the former CEO and director of the Company. The first option grant consisted of 3,033,448 options with an exercise price of US$3.9559. The second option grant consisted of 3,033,448 options with an exercise price of US$6.5932. Both option grants have a contractual term of ten years and will vest over a period from grant date to December 31, 2016, with 25% of the awards vesting on December 31, 2013 and the remaining awards vesting 1/16 on a quarterly basis thereafter. The fair value of the options granted was US$2.69 and US$2.19 for the first and second option grant, respectively.

Business Unit Incentive Plan

On January 13, 2013, the Board of Directors approved a business unit incentive plan (the “Business Unit Incentive Plan”), which is governed under the aforementioned 2007 Share Incentive Plan. Under the Business Unit Incentive Plan, the Board of Directors may grant options to its employees of specific business units to purchase an aggregate of no more than 10,800,000 Class B ordinary shares of the Company. On November 25, 2014, the Company’s Board of Directors approved an extension of the Business Unit Incentive Plan to cover employees of four new business units. The total number of Class B ordinary shares of the Company to be issued under the Business Unit Incentive Plan was increased to 18,000,000. The options will be granted at an exercise price of US$0.01 if the business units meet their respective certain long-term performance conditions. Upon grant, the options will have various vesting terms.  The Business Unit Incentive Plan was terminated in November 2015.

Modification to the 2007 Share Incentive Plan

In December 2015, Qunar modified the awards under the 2007 Share Incentive Plan to be convertible to Ctrip ADSs at a ratio of 1 Qunar ADS to 0.725 Ctrip ADS. Unvested awards under the 2007 Share Incentive Plan became fully vested for certain employees and all cliff vesting conditions and performance-based vesting conditions were removed from all outstanding awards under the 2007 Share Incentive Plan. Furthermore, all business unit points granted under the Business Unit Incentive Plan converted into options based on the ratio of 3 points to 1 Qunar ADS.

The Company accounted for the modifications in accordance with ASC 718-20-35-3 with the amount of compensation cost to be recognized for a modified award being the grant-date fair value of the original award plus the incremental value resulting from the modification to the award.

The total incremental compensation cost resulting from the modifications was RMB1,575,369 (US$243,195) for the year ended December 31, 2015. Incremental value resulting from modifications to vested awards as well as any unrecognized grant-date fair value of the original awards plus the incremental value resulting from the accelerations of awards that became fully vested was recognized in earnings immediately.  The incremental compensation cost from modifications on those options with vesting conditions is recognized on a straight-line basis over the vesting schedule of the modified options in addition to any unrecognized grant-date fair value of the original awards.

2015 Share Incentive Plan

On November 18, 2015, Board of Directors approved a new share incentive plan (the “2015 Share Incentive Plan”). Share options granted under the 2015 Share Incentive Plan, when vested and exercised, will be convertible to Ctrip ADSs at a ratio of 1 Qunar ADS to 0.725 Ctrip ADS. Certain options granted under the 2015 Share Incentive Plan vest immediately upon grant, while others vest on a quarterly basis on the same vesting schedule as those outstanding awards under the 2007 Share Incentive Plan. Under the 2015 Share Incentive Plan, the Board of Directors may grant options to its employees, directors and consultants to purchase an aggregate of no more than 28,476,795 ordinary shares of the Company. These options granted have a contractual term of ten years.

The fair value of each award was estimated on the grant date using the Black-Scholes-Merton option-pricing model by the Company.

Under the 2015 Share Incentive Plan, the Company granted 27,470,970 share options to employees during the year ended December 31, 2015. Among the grants, 10,632,195 shares options granted have service condition on their exercisability.

The following table summarizes the option activities for the year ended December 31, 2015

	Number of shares	Weighted average exercise price (US$)	Weighted average remaining contractual life (Years)	Aggregate intrinsic value (US$ in thousands)
Share options
Outstanding, December 31, 2014	25,163,443	1.30	7.89	201,417
Granted	37,914,795	0.01
Exercised	(42,070,053)	0.78
Forfeited/Cancelled	(2,248,747)	0.01
Outstanding, December 31, 2015	18,759,438	0.01	9.36	329,603
Vested and expected to vest at December 31, 2015	15,383,914	0.01	9.37	270,295
Exercisable at December 31, 2015	2,482,338	0.01	9.35	43,615

The aggregate intrinsic value in the table above represents the difference between the fair value of Company’s ordinary share as at the balance sheet date and the exercise price. Total intrinsic value of options exercised for the three years ended December 31, 2013, 2014 and 2015 was RMB88,920, RMB508,520 and RMB 4,578,311 (US$706,770) respectively. The total fair value of the options vested during the years ended December 31, 2013, 2014 and 2015 were RMB88,870, RMB220,800 and RMB7,784,881  (US$1,201,778), respectively.

The following table presents the assumptions used to estimate the fair values of the share options granted in the years presented:

	2013	2014	2015

Risk-free interest rate	1.91%~2.71%	1.91%~2.07%	0.71%~1.85%
Dividend yield	—	—	—
Expected volatility range	46.68%~47.66%	45.78%~46.58%	36.33%~42%
Expected life (in years)	10	6.11	0.98~6.11

As of December 31, 2015, there were RMB2,238,826 (US$345,615) of unrecognized share-based compensation costs, net of estimated forfeitures, related to option awards that are expected to be recognized over a weighted-average vesting period of 1.91years. Total unrecognized compensation costs may be adjusted for future changes in estimated forfeitures.

The fair value of each option award was estimated on the grant date using the Black-Scholes-Merton option-pricing model. The risk-free interest rate for periods within the contractual life of the share option is based on the U.S. Treasury yield curve in effect at the time of grant for a term consistent with the expected term of the awards. The expected term of stock options granted is developed giving consideration to the vesting period and contractual term. Qunar did not expect to declare any dividends on its ordinary shares on the respective grant dates. Expected volatility is estimated based on the historical volatility ordinary shares of several comparable companies in the same industry.

The total weighted average grant-date fair value of the option awards granted during the years ended December 31, 2013, 2014 and 2015 were RMB16.59, RMB58.59 and  RMB 190.45 (US$29.40) per option, respectively.

The following table summarizes total compensation cost recognized:

	Years ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$
Product developments	20,784	59,884	1,299,625	200,628
Product sourcing	2,117	2,958	151,864	23,444
Sales and marketing	5,417	12,565	310,604	47,949
General and administrative	35,389	190,963	3,020,480	466,281

	63,707	266,370	4,782,573	738,302